Offerings - Offering: 1	Nov. 19, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,183,336
Proposed Maximum Offering Price per Unit	0.99
Maximum Aggregate Offering Price	$ 6,121,502.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 845.38
Offering Note	(1) Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee. The estimate is made pursuant to Rule 457(c) of the Securities Act of 1933, as amended, based on $.99 per share, which represents the average of the high and low sales prices of the Company's common stock on November 18, 2025, as reported on the Nasdaq Capital Market. (3) The Company will not receive any proceeds from the sale of its common stock by the selling stockholder. (4) Consists of 6,183,336 shares of common stock issuable upon the exercise of common stock purchase warrants at an exercise price of $1.02 per share.